Market Risk - Summary of Internal VaR for Exposure to Main Classes of Risk (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Market Risk [line items]
Risk exposure	£ 0.3	£ 0.4
Interest Rate Risks [member]
Market Risk [line items]
Risk exposure	0.2	0.5
Equity Risks [member]
Market Risk [line items]
Risk exposure	0.0
Currency Risk [member]
Market Risk [line items]
Risk exposure	0.4	0.1
Diversification Offsets [member]
Market Risk [line items]
Risk exposure	(0.3)	(0.2)
Weighted average [member]
Market Risk [line items]
Risk exposure	0.3	1.4
Weighted average [member] | Interest Rate Risks [member]
Market Risk [line items]
Risk exposure	0.4	1.4
Weighted average [member] | Equity Risks [member]
Market Risk [line items]
Risk exposure	0.0	0.2
Weighted average [member] | Currency Risk [member]
Market Risk [line items]
Risk exposure	0.2	0.3
Weighted average [member] | Diversification Offsets [member]
Market Risk [line items]
Risk exposure	(0.3)	(0.5)
Top of Range [member]
Market Risk [line items]
Risk exposure	0.6	3.8
Top of Range [member] | Interest Rate Risks [member]
Market Risk [line items]
Risk exposure	0.6	3.9
Top of Range [member] | Equity Risks [member]
Market Risk [line items]
Risk exposure	0.1	0.6
Top of Range [member] | Currency Risk [member]
Market Risk [line items]
Risk exposure	0.4	0.9
Top of Range [member] | Diversification Offsets [member]
Market Risk [line items]
Risk exposure	(0.5)
Bottom of Range [member]
Market Risk [line items]
Risk exposure	0.2	0.3
Bottom of Range [member] | Interest Rate Risks [member]
Market Risk [line items]
Risk exposure	0.1	£ 0.2
Bottom of Range [member] | Equity Risks [member]
Market Risk [line items]
Risk exposure	0.0
Bottom of Range [member] | Currency Risk [member]
Market Risk [line items]
Risk exposure	0.1
Bottom of Range [member] | Diversification Offsets [member]
Market Risk [line items]
Risk exposure	£ 0.0